Restatement of Condensed Consolidated Balance Sheet and Related Statements of Operations and Cash Flows (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Schedule of Restatement

The impact of this change for the three and nine month periods ended September 30, 2017 is as follows (in thousands, except share and per share data):

	Three months ended September 30, 2017
	As Previously Reported	As Restated
Total other income (expense), net	$(259)	$487
Total net loss	(2,815)	(2,069)
Deemed dividend related to beneficial conversion feature and accretion of a discount on Series A Preferred Stock	-	-
Net loss attributable to common stockholders	$(2,815)	$(2,069)
Net loss per share attributable to common stockholders: Basic and diluted	$(0.93)	$(0.68)
Weighted average common shares outstanding: Basic and diluted	3,022,073	3,022,073
Common stock, $0.01 par value	$30	$30
Additional paid-in capital	231,647	225,733
Accumulated deficit	(220,206)	(215,323)
Total stockholders’ equity	$11,471	$10,440
Derivative liabilities, current portion	$-	$1,031

	Nine months ended September 30, 2017
	As Previously Reported	As Restated
Total other expense, net	$(989)	$1,797
Total net loss	(7,070)	(4,284)
Deemed dividend related to beneficial conversion feature and accretion of a discount on Series A Preferred Stock	-	-
Net loss attributable to common stockholders	$(7,070)	$(4,284)
Net loss per share attributable to common stockholders: Basic and diluted	$(2,42)	$(1.47)
Weighted average common shares outstanding: Basic and diluted	2,918,240	2,918,240
Common stock, $0.01 par value	$30	$30
Additional paid-in capital	231,647	225,733
Accumulated deficit	(220,206)	(215,323)
Total stockholders’ equity	$11,471	$10,440
Derivative liabilities, current portion	$-	$1,031

The impact of this change as of and for the three and nine months periods ended September 30, 2016 is as follows (in thousands, except share and per share data):

	Three months ended September 30, 2016
	As Previously Reported	Restatement #1 - Accretion of a Discount	As Restated After Restatement #1	Restatement #2 - Warrant Liability	As Restated After Restatement #1 and #2
Total other expense, net	$(1,131)	$-	$(1,131)	$(849)	$(1,980)
Total net loss/comprehensive loss	(4,338)	-	(4,338)	(849)	(5,187)
Deemed dividend related to beneficial conversion feature and accretion of a discount a Series A Preferred Stock	(2,499)	(3,779)	(6,278)	-	(6,278)
Net loss attributable to common stockholders	$(6,837)	$(3,779)	$(10,616)	$(849)	$(11,465)
Net loss per share attributable to common stockholders: Basic and diluted	$(3.56)	$(1.97)	$(5.53)	$(0.44)	$(5.97)
Weighted average common shares outstanding: Basic and diluted	1,920,745	-	1,920,745	-	1,920,745

Common stock, $0.01 par value	$22	$-	$22		$22
Additional paid-in capital	226,630	-	226,630	(4,973)	221,657
Accumulated deficit	(209,327)	-	(209,327)	(849)	(210,176)
Total stockholders' equity	$17,325	$-	$17,325	$(5,822)	$11,503

Derivative liabilities, current portion	$-	$-	$-	$5,822	$5,822

	Nine months ended September 30, 2016
	As Previously Reported	Restatement #1 - Accretion of a Discount	As Restated After Restatement #1	Restatement #2 - Warrant Liability	As Restated After Restatement #1 and #2
Total other expense, net	$(4,598)		$(4,598)	$(849)	$(5,447)
Total net loss/comprehensive loss	(12,790)		(12,790)	(849)	(13,639)
Deemed dividend related to beneficial conversion feature and accretion of a discount a Series A Preferred Stock	(2,499)	(3,779)	(6,278)	-	(6,278)
Net loss attributable to common stockholders	$(15,289)	$(3,779)	$(19,068)	$(849)	$(19,917)
Net loss per share attributable to common stockholders: Basic and diluted	$(11.68)	$(2.88)	$(14.56)	$(0.65)	$(15.21)
Weighted average common shares outstanding: Basic and diluted	1,309,286		1,309,286		1,309,286

Common stock, $0.01 par value	$22	$-	$22		$22
Additional paid-in capital	226,630	-	226,630	(4,973)	221,657
Accumulated deficit	(209,327)	-	(209,327)	(849)	(210,176)
Total stockholders' equity	$17,325	$-	$17,325	$(5,822)	$11,503

Derivative liabilities, current portion	$-	$-	$-	$5,822	$5,822

The impact of this change as of and for the year ended December 31, 2016 is as follows (in thousands, except share and per share data):

	Year ended December 31, 2016
	As Previously Reported	Restatement #2 - Warrant Liability	As Restated After Restatement #1 and #2
Total other expense, net	$(5,063)	$1,835	$(3,228)
Total net loss/comprehensive loss	(16,598)	1,835	(14,763)
Deemed dividend related to beneficial conversion feature and accretion of a discount a Series A Preferred Stock	(6,278)	-	(6,278)
Net loss attributable to common stockholders	$(22,876)	$1,835	$(21,041)
Net loss per share attributable to common stockholders: Basic and diluted	$(14.82)	$1.19	$(13.63)
Weighted average common shares outstanding: Basic and diluted	1,543,735	-	1,543,735

Common stock, $0.01 par value	$22		$22
Additional paid-in capital	227,486	(4,973)	222,513
Accumulated deficit	(213,135)	1,835	(211,300)
Total stockholders' equity	$14,373	$(3,138)	$11,235

Derivative liabilities, current portion	$-	$3,137	$3,137